Material accounting policies - Revenue and Other Income Recognition and Property, Plant and Equipment (Details)	12 Months Ended
Jun. 30, 2024
Buildings
Disclosure of detailed information about property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	20 years
Plant and Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	3 years
Plant and Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	10 years
Mining Hardware
Disclosure of detailed information about property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	5 years
Mining Hardware | Minimum
Disclosure of detailed information about property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	2 years
Mining Hardware | Maximum
Disclosure of detailed information about property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	4 years